Equity Plans and Stock-based Compensation - Narrative (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 14, 2021	Jun. 11, 2021	Jun. 30, 2021	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number of options (in shares)					12,216,812		11,822,253
Awards granted (in shares)					2,075,398		758,528	726,309	5,829,698
Awards outstanding (in shares)					15,912,092		14,256,697	18,101,584	20,178,784	18,208,313
Stock-based compensation expense					$ 4,314,000	$ 4,642,000	$ 21,840,000	$ 16,061,000	$ 10,282,000
Total intrinsic value of stock options exercised					100,000		10,900,000	12,100,000	4,300,000
Total estimated grant date fair value of stock options vested					2,400,000		9,300,000	13,800,000	$ 9,900,000
Unrecognized stock-based compensation expense					$ 11,700,000		$ 12,900,000
Unrecognized stock-based compensation expense, period for recognition							1 year 9 months 18 days
Equity Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number of options (in shares)	22,532,619
Common stock reserved for the Plan (in shares)		387,531
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number of options (in shares)	22,532,619				16,331,367		16,642,864
Common stock reserved for the Plan (in shares)							387,531
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the Plan (in shares)		10,000,000
Annual percentage increase in shares reserved		4.00%					4.00%
Additional shares authorized (in shares)					9,050,606	8,878,388
Exercise price, percent of fair market value for greater than ten percent shareholders					110.00%		110.00%
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the Plan (in shares)							10,000,000
Number of shares that may be issued (in shares)					30,000,000		30,000,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the Plan (in shares)		1,630,000					1,630,000
Annual percentage increase in shares reserved		1.00%					1.00%
Additional shares authorized (in shares)					2,262,651	2,219,597
Number of shares that may be issued (in shares)		16,300,000					16,300,000
Stock-based compensation expense					$ 300,000	$ 300,000	$ 1,300,000	$ 200,000
ESPP, percentage of eligible compensation					15.00%		15.00%
ESPP, purchase price percentage					85.00%		85.00%
ESPP, maximum shares that may be purchased					2,500		2,500
ESPP, offering period							6 months
ESPP, maximum amount that may be purchased					$ 25,000		$ 25,000
Shares issued ESPP (in shares)							649,492
Stock options and RSUs to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period					10 years		10 years
Unrecognized stock-based compensation expense, period for recognition					2 years 7 months 6 days
Stock options and RSUs to purchase common stock | Greater than 10% stockholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period					5 years		5 years
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years		4 years
Unrecognized stock-based compensation expense, RSUs					$ 34,200,000		$ 33,700,000
Unrecognized stock-based compensation expense, period for recognition					3 years 2 months 12 days		3 years
CEO Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				4,685,624
CEO Time-Based Awards at $4.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
Awards granted (in shares)				1,338,749
Award exercise price (in dollars per share)				$ 5.33
CEO Time-Based Awards at $10 to $25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
Awards outstanding (in shares)				2,677,500	2,677,500			2,677,500
CEO Time-Based Awards at $10 to $25 | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)				$ 11.21
CEO Time-Based Awards at $10 to $25 | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)				16.81
CEO Time-Based Awards at $10 to $25 | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)				22.41
CEO Time-Based Awards at $10 to $25 | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)				28.02
Milestone Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)				$ 5.33
Awards outstanding (in shares)				669,375	669,375			669,375
Number of shares that fully vested (in shares)	669,375
Stock-based compensation expense			$ 2,100,000
Unrecognized stock-based compensation expense	$ 2,100,000